Revenue from Contracts with Customers (Details) - Schedule of Geographical Markets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Geographical Markets [Line Items]
Total revenue from contracts with customers	¥ 106,937	¥ 115,115	¥ 295,897
Southern China [Member]
Schedule of Geographical Markets [Line Items]
Total revenue from contracts with customers	61,823	57,777	160,354
Northern China [Member]
Schedule of Geographical Markets [Line Items]
Total revenue from contracts with customers	45,114	57,338	135,543
Revenue recognised at a point in time [Member]
Schedule of Geographical Markets [Line Items]
Total revenue from contracts with customers	88,815	83,976	218,885
Revenue recognised over time [Member]
Schedule of Geographical Markets [Line Items]
Total revenue from contracts with customers	¥ 18,122	¥ 31,139	¥ 77,012